SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment: [ X ]; Amendment Number: __1____

         This Amendment (Check only one):    [ X ]    is a restatement.
                                             [ X ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Randolph Company, Inc.
Address:   4200 Malsbary Road
           Cincinnati, Ohio 45242

Form 13F File Number: _028_ _13637_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carter F. Randolph, PhD
Title:     Chief Compliance Officer
Phone:     (513) 891-7144

Signature, Place, and Date of Signing:


/s/ Carter F. Randolph,   Cincinnati Ohio,        September 20,2010

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                        -------------


Form 13F Information Table Entry Total:           76
                                        -------------

Form 13F Information Table Value Totals     $ 397,089
                                        ------------
                                         (thousands)

List of Other Included Managers:    N/A

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this report is filed (other than the one filing this report).

FORM 13F INFORMATION TABLE
			MARKET
	TITLE OF		VALUE	SHRS or	SH/	PUT/	INVSTMT 	OTHER 	  VOTING AUTHORITY
NAME OF ISSUER	 CLASS	CUSIP	(X $1,000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	Sole	Shared	None
ADOBE SYSTEMS INC COM	Com	00724F101	211	8000	SH		SOLE		0	0	8000
APACHE CORP COM	Com	37411105	518	6150	SH		SOLE		0	0	6150
AVERY DENNISON CORP CM	Com	53611109	129	4000	SH		SOLE		0	0	4000
BARRICK GOLD CORP COM	Com	67901108	5027	110700	SH		SOLE		0	0	110700
BRISTOL-MYERS SQUIBB CM	Com	110122108	9296	372750	SH		SOLE		0	0	372750
CATERPILLAR INC COM	Com	149123101	8	132	SH		SOLE		0	0	132
CHEVRON CORP COM	Com	166764100	8041	118490	SH		SOLE		0	0	118490
CHUBB CORP COM	Com	171232101	8692	173800	SH		SOLE		0	0	173800
CIMAREX ENERGY CO COM	Com	171798101	712	9950	SH		SOLE		0	0	9950
CINCINNATI FINANCIAL CORP COM	Com	172062101	328	12669	SH		SOLE		0	0	12669
CISCO SYSTEMS INC COM	Com	17275R102	373	17500	SH		SOLE		0	0	17500
CITIGROUP INC COM	Com	172967101	5	1356	SH		SOLE		0	0	1356
CLEAN DIESEL TECHNOLOGIES INC COM	Com	18449C302	0	380	SH		SOLE		0	0	380
CONOCOPHILLIPS CORP COM	Com	20825C104	8808	179420	SH		SOLE		0	0	179420
CONSOL ENERGY INC COM	Com	20854P109	34	998	SH		SOLE		0	0	998
COVIDIEN PLC ORD	Com	G2554F105	141	3500	SH		SOLE		0	0	3500
CSX CORP COM	Com	126408103	79	1600	SH		SOLE		0	0	1600
DU PONT E I DE NEMOURS & CO COM	Com	263534109	21	598	SH		SOLE		0	0	598
ELI LILLY & CO COM	Com	532457108	201	6000	SH		SOLE		0	0	6000
EXXON MOBIL CORPORATION COM	COM	30231G102	1	21	SH		SOLE		0	0	21
FIRST FINANCIAL BANCORP (OH) COM	Com	320209109	2886	193019	SH		SOLE		0	0	193019
FOSTER WHEELER AG COM	Com	H27178104	31	1450	SH		SOLE		0	0	1450
GENERAL ELECTRIC CO COM	Com	369604103	43	3000	SH		SOLE		0	0	3000
GENERAL MILLS INC COM	Com	370334104	9081	255656	SH		SOLE		0	0	255656
GENZYME CORP COM (GENERAL DIVISION)	Com	371485103	102	2000	SH		SOLE		0	0	2000
HEINZ H J CO COM	Com	423074103	223	5160	SH		SOLE		0	0	5160
HEWLETT PACKARD CO COM	Com	428236103	7436	171800	SH		SOLE		0	0	171800
HONEYWELL INTERNATIONAL INC COM	Com	438516106	8428	215930	SH		SOLE		0	0	215930
HRPT PROPERTIES TRUST 1:4 R/S 7/1/10 20323	Com	40426W101	7800	1255996	SH		SOLE		0	0	1255996
HUNTINGTON BANCSHARES INC COM	Conv	446150104	2435	2423	SH		SOLE		0	0	2423
INTEL CORP COM	Com	458140100	8404	432094	SH		SOLE		0	0	432094
ISHARES MSCI EMERGING MKTS	ETF	464287234	3004	80485	SH		SOLE		0	0	80485
ISHARES MSCI HONG KONG	ETF	464286871	21	1414	SH		SOLE		0	0	1414
ISHARES MSCI SINGAPORE	ETF	464286673	15	1367	SH		SOLE		0	0	1367
ISHARES RUSSELL 3000 GROWTH FUND	ETF	464287671	0	10	SH		SOLE		0	0	10
JOHNSON & JOHNSON COM	Com	478160104	5428	91900	SH		SOLE		0	0	91900
KIMBERLY CLARK CORP COM	Com	494368103	491	8100	SH		SOLE		0	0	8100
KRAFT FOODS INC CL A	Com	50075N104	8	276	SH		SOLE		0	0	276
KROGER CO COM	Com	501044101	162	8224	SH		SOLE		0	0	8224
LIFE PARTNERS HOLDINGS INC COM	Com	53215T106	643	31418	SH		SOLE		0	0	31418
MARKET VECTORS VIETNAM ETF	EFT	57060U761	815	32680	SH		SOLE		0	0	32680
MEDTRONIC INC COM	Com	585055106	290	8000	SH		SOLE		0	0	8000
MERCK & CO INC. COM	COM	589331107	9376	268127	SH		SOLE		0	0	268127
MERIDIAN BIOSCIENCE INC COM	Com	589584101	2198	129300	SH		SOLE		0	0	129300
MICROSOFT CORP COM	Com	594918104	46	2000	SH		SOLE		0	0	2000
MILLIPORE CORP CSH MRG $107/SHJ 7/15/10	Com	601073109	427	4000	SH		SOLE		0	0	4000
MIRANT CORP WTS SER B                     	WTS	60467R126	1	5115	SH		SOLE		0	0	5115
MMM CO COM	Com	88579Y101	269	3400	SH		SOLE		0	0	3400
MORGAN J P, CHASE & CO COM	Com	617446448	37	1024	SH		SOLE		0	0	1024
NATIONAL GRID PLC COM	COM	636274300	3775	102500	SH		SOLE		0	0	102500
NORFOLK SOUTHERN CORP COM	Com	655844108	9185	173144	SH		SOLE		0	0	173144
OILSANDS QUEST INC COM	Com	678046103	6	10000	SH		SOLE		0	0	10000
ONEOK INC CM (NEW)	Com	682680103	1713	39600	SH		SOLE		0	0	39600
ORACLE CORP COM	Com	68389X105	8090	377000	SH		SOLE		0	0	377000
PEPSICO INC COM	Com	713448108	3614	59300	SH		SOLE		0	0	59300
PFIZER INC COM	Com	717081103	1795	125900	SH		SOLE		0	0	125900
PHARMATHENE INC COM	Com	717146102	8	5000	SH		SOLE		0	0	5000
PIEDMONT NATURAL GAS CO, INC COM	Com	720186105	101	4000	SH		SOLE		0	0	4000
PITNEY BOWES INC COM	Com	724479100	136	6200	SH		SOLE		0	0	6200
PNC FINL CORP COM	Com	693475105	3933	69614	SH		SOLE		0	0	69614
POWERSHARES DB AGRICULTURE FUND	ETF	73936B408	3968	165400	SH		SOLE		0	0	165400
POWERSHARES DB COMM IND FD ETF	ETF	73935S105	7535	349350	SH		SOLE		0	0	349350
PROCTER GAMBLE CO COM	Com	742718109	200403	3341166	SH		SOLE		0	0	3341166
QUALCOMM INC COM	Com	747525103	3167	96448	SH		SOLE		0	0	96448
REPUBLIC SERVICES INC COM	Com	760759100	21	700	SH		SOLE		0	0	700
ROYAL DUTCH SHELL PLC COM CLASS A	ADR	780259206	161	3200	SH		SOLE		0	0	3200
RPM INTERNATIONAL INC COM	Com	749685103	512	28700	SH		SOLE		0	0	28700
SMUCKER J M CO COM	Com	832696405	3626	60220	SH		SOLE		0	0	60220
SPDR TR S&P 500 ETF TRUST	SPY	78462F103	9	88	SH		SOLE		0	0	88
SYNGENTA AG SPONSORED ADR ADR	Com	87160A100	6609	144150	SH		SOLE		0	0	144150
TD AMERITRADE HOLDING CORP COM	Com	87236Y108	793	51800	SH		SOLE		0	0	51800
THE TRAVELERS COMPANIES INC COM	Com	89417E109	3	52	SH		SOLE		0	0	52
TIME WARNER INC COM	Com	887323207	8714	301411	SH		SOLE		0	0	301411
TELEFLEX INC COM	Com	879369106	185	3400	SH		SOLE		0	0	3400
TORONTO DOMINION BK ONT COM NEW	Com	891160509	8464	130400	SH		SOLE		0	0	130400
VERIZON COMMUNICATIONS COM	Com	92343v104	7840	279800	SH		SOLE		0	0	279800